Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES
The following table presents the components of other receivables and prepaid expenses as of December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
Prepaid expenses	$182,315	$106,406
Government institutions	101,613	92,993
Derivative instruments	75,738	82,605
Premises evacuation building input index receivable (1)	26,243	19,995
Cost to obtain	35,805	15,131
Other receivables	35,671	54,788
Total	$457,385	$371,918

(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive CPI index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1D(4)).